SCHEDULE OF INFORMATION ABOUT INVENTORIES (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Raw materials
Work in progress
Finished goods
Inventories